Finance Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Financing Receivables [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Total finance receivables, net at December 31 were as follows (in millions):

	2018	2019
Consumer
Retail installment contracts, gross	$70,999	$68,998
Finance leases, gross	8,748	8,566
Retail financing, gross	79,747	77,564
Unearned interest supplements from Ford and affiliated companies	(3,508)	(3,589)
Consumer finance receivables	76,239	73,975

Non-Consumer
Dealer financing (a)	40,996	38,910
Other financing (b)	2,168	1,945
Non-Consumer finance receivables	43,164	40,855
Total recorded investment (c)	$119,403	$114,830

Recorded investment in finance receivables	$119,403	$114,830
Allowance for credit losses	(589)	(513)
Finance receivables, net	$118,814	$114,317

Net finance receivables subject to fair value (d)	$110,388	$106,131
Fair value	109,794	106,260
__________

(a)
At December 31, 2018 and 2019, includes $6.0 billion and $4.1 billion, respectively, of receivables generated by divisions and affiliates of Ford in connection with vehicle inventories released from Ford and in transit to the destination dealers. Interest earned from Ford and affiliated companies associated with receivables from gate-released vehicles in transit to dealers for the years ended December 31, 2017, 2018 and 2019 was $166 million, $261 million, and $229 million, respectively. At December 31, 2018 and 2019, also includes $662 million and $844 million, respectively, of dealer financing receivables with entities (primarily dealers) that are reported as consolidated subsidiaries of Ford. For the years ended December 31, 2017, 2018, and 2019, the interest earned on receivables from consolidated subsidiaries of Ford to which we provide dealer financing was $7 million, $8 million, and $10 million, respectively. Consolidated subsidiaries of Ford include dealerships that are partially owned by Ford as consolidated VIEs and also certain overseas affiliates.

(b)
Represents other financing receivables with Ford and entities (primarily dealers) that are reported as consolidated subsidiaries of Ford, which includes amounts associated with purchased receivables and receivables associated with the financing of vehicles that Ford leases to employees. Interest earned from Ford and affiliated companies associated with these other financing receivables totaled $70 million, $84 million, and $96 million for the years ended December 31, 2017, 2018, and 2019, respectively.

(c)
Earned interest supplements on consumer and non-consumer receivables from Ford and affiliated companies totaled $2.0 billion, $2.4 billion, and $2.5 billion for the years ended December 31, 2017, 2018, and 2019, respectively. Cash received from interest supplements totaled $2.3 billion, $2.7 billion, and $2.6 billion for the years ended December 31, 2017, 2018, and 2019, respectively.

(d)
Net finance receivables subject to fair value exclude finance leases. Previously, certain consumer financing products in Europe were classified as retail installment contracts. We now classify these products as finance leases. Comparative information has been revised to reflect this change.

Schedule of Aging Analysis for Total Finance Receivables [Table Text Block]
The aging analysis of finance receivables balances at December 31 was as follows (in millions):

	2018	2019
Consumer
31-60 days past due	$859	$839
61-90 days past due	123	126
91-120 days past due	39	40
Greater than 120 days past due	39	35
Total past due	1,060	1,040
Current	75,179	72,935
Consumer finance receivables	76,239	73,975

Non-Consumer
Total past due	76	62
Current	43,088	40,793
Non-Consumer finance receivables	43,164	40,855
Total recorded investment	$119,403	$114,830

Non-Consumer Segment [Member]
Financing Receivables [Line Items]
Schedule of Financing Receivable Credit Quality Indicators [Table Text Block]
The credit quality analysis of dealer financing receivables at December 31 was as follows (in millions):

	2018	2019
Dealer financing
Group I	$33,656	$31,206
Group II	5,635	5,407
Group III	1,576	2,108
Group IV	129	189
Total recorded investment	$40,996	$38,910